CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Accounts receivable, net of allowances	$ 16,377		$ 15,107
Preferred stock, par value	$ 0		$ 0
Preferred stock, shares authorized	10,000,000		10,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	3,290,000,000		3,290,000,000
Common stock, shares issued	318,425,182		203,750,000
Common stock, shares outstanding	318,425,182		203,750,000
Predecessor Company
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Class A Common Stock
Common stock, par value	$ 0.0001
Common stock, shares authorized	3,920,000,000
Common stock, shares issued	318,425,182
Common stock, shares outstanding	318,425,182
Class A Common Stock | Predecessor Company
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued		2,092,969	1,686,834
Common stock, shares outstanding		2,092,969	1,686,834
Common stock share redemption, par value		$ 0.0001	$ 0.0001
Common stock share redemption, shares authorized		500,000,000	500,000,000
Common stock subject to possible redemption		42,907,031	43,313,166
Class B Common Stock | Predecessor Company
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		50,000,000	50,000,000
Common stock, shares issued		11,250,000	11,250,000
Common stock, shares outstanding		11,250,000	11,250,000